Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted (loss) earnings per share:
Loss available to common shareholders	$ 7,803,204	$ (8,796,182)		$ (8,811,802)	$ (13,612,039)
As Previously Reported
Basic and diluted (loss) earnings per share:
Loss available to common shareholders		$ (1,223,337)		$ (1,238,957)	$ (1,588,639)
Wilco Holdco Inc
Basic and diluted (loss) earnings per share:
Net (loss) income	(17,818,000)		$ (8,106,000)			$ (298,000)	$ 9,749,000	$ (44,927,000)
Less: Net income attributable to non-controlling interest	1,309,000		1,330,000			5,073,000	4,400,000	3,887,000
Loss available to common shareholders	$ (19,127,000)		$ (9,436,000)			$ (5,371,000)	5,349,000	$ (48,814,000)
Less: Income allocated to participating securities							$ 535,000
Weighted average shares outstanding	939		939			939	939	939
Basic and diluted (loss) earnings per share	$ (20.37)		$ (10.05)			$ (5.72)	$ 5.13	$ (51.99)
Wilco Holdco Inc | As Previously Reported
Basic and diluted (loss) earnings per share:
Loss available to common shareholders						$ (5,371,000)	$ 4,814,000	$ (48,814,000)